WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

CLOSED-END FUNDS - 52.7%	Shares	Value
Ares Capital Corp.	27,655	$571,352
Bain Capital Specialty Finance, Inc.	6,870	105,111
Barings BDC, Inc.	13,761	119,858
Capital Southwest Corp.	7,035	143,373
Carlyle Secured Lending, Inc.	5,481	80,954
CION Investment Corp.	7,729	76,672
Fidus Investment Corp.	676	12,776
FS KKR Capital Corp.	26,744	531,938
Gladstone Capital Corp.	1,444	36,028
Gladstone Investment Corp. (a)	2,456	33,770
Goldman Sachs BDC, Inc.	12,534	132,986
Golub Capital BDC, Inc.	27,411	392,526
Hercules Capital, Inc.	22,854	409,087
MidCap Financial Investment Corp.	6,075	72,050
New Mountain Finance Corp.	6,864	68,228
PennantPark Floating Rate Capital Ltd.	11,119	112,413
PennantPark Investment Corp.	5,739	37,418
Prospect Capital Corp.	88,397	315,577
Saratoga Investment Corp.	437	10,650
Sixth Street Specialty Lending, Inc.	6,624	137,514
Stellus Capital Investment Corp.	2,960	37,829
Trinity Capital, Inc.	15,456	224,576
TriplePoint Venture Growth BDC Corp.	1,373	8,334
TOTAL CLOSED-END FUNDS (Cost $4,176,454)		3,671,020

COMMON STOCKS - 45.5%
Asset Management & Custody Banks - 40.2%(b)
Ares Management Corp. - Class A	2,505	382,088
BlackRock TCP Capital Corp.	8,743	59,802
Blackrock, Inc.	152	138,967
Blackstone Secured Lending Fund (a)	18,340	537,362
Blackstone, Inc.	2,160	284,494
Blue Owl Capital, Inc. - Class A	14,886	275,838
Carlyle Group, Inc.	4,587	177,242
GCM Grosvenor, Inc. - Class A	3,151	39,513
Hamilton Lane, Inc. - Class A	818	126,373
KKR & Co., Inc.	4,060	463,936
P10, Inc. - Class A	5,808	64,295
StepStone Group, Inc. - Class A	1,544	77,215
TPG, Inc.	3,801	176,556
		2,803,681

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WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 45.5% (Continued)	Shares	Value
Diversified Financial Services - 4.9%
Apollo Global Management, Inc.	2,480	$338,470

Multi-Sector Holdings - 0.4%
Compass Diversified Holdings	1,711	29,412
TOTAL COMMON STOCKS (Cost $3,831,999)		3,171,563

SHORT-TERM INVESTMENTS - 7.3%
Investments Purchased with Proceeds from Securities Lending - 5.6%
First American Government Obligations Fund - Class X, 4.25% (c)	390,662	390,662

Money Market Funds - 1.7%
First American Government Obligations Fund - Class X, 4.25% (c)	116,801	116,801
TOTAL SHORT-TERM INVESTMENTS (Cost $507,463)		507,463

TOTAL INVESTMENTS - 105.5% (Cost $8,515,916)		$7,350,046
Liabilities in Excess of Other Assets - (5.5)%		(385,727)
TOTAL NET ASSETS - 100.0%		$6,964,319

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of April 30, 2025. The total market value of these securities was $375,431, which represented 5.4% of net assets.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
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WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

WHITEWOLF Publicly Listed Private Equity ETF (“the Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$3,671,020	$—	$—	$3,671,020
Closed End Funds	3,171,563	—	—	3,171,563
Investments Purchased with Proceeds from Securities Lending	390,662	—	—	390,662
Money Market Funds	116,801	—	—	116,801
Total Investments	$7,350,046	$—	$—	$7,350,046

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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